Total Capital and Net Income Per Unit Net Income (Loss) Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Class of Stock [Line Items]
Limited partners’ interest in net income	$ 59,487	$ 33,255	$ 185,267	$ 32,421
Weighted average number of common units	87,120,897	86,951,234	87,081,753	82,010,753
Dilutive effect of unit-based compensation	112,094	89,812	136,657	99,073
Weighted average number of common units and common unit equivalents (in units)	87,232,991	87,041,046	87,218,410	82,109,826
Basic (usd per unit)	$ 0.68	$ 0.38	$ 2.13	$ 0.40
Diluted (usd per unit)	$ 0.68	$ 0.38	$ 2.12	$ 0.39
Limited Partners | Preferred Units
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 6,400	$ 6,400	$ 19,300	$ 19,300